10-Q SEGMENT REPORTING - Revenue by Segment (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Active management	$ 19,796,999	$ 9,970,518	$ 61,195,377	$ 43,242,580
Total revenues	21,487,184	10,273,389	66,401,451	44,713,552
Operating Segments
Segment Reporting Information [Line Items]
Total revenues	25,039,138	10,273,389	81,445,523	44,713,552
Operating Segments | Portfolio servicing
Segment Reporting Information [Line Items]
Revenue	217,935	302,871	1,002,174	1,470,972
Operating Segments | Active management
Segment Reporting Information [Line Items]
Active management	19,796,999	9,970,518
Operating Segments | Originations
Segment Reporting Information [Line Items]
Revenue	5,024,204	0	19,247,972	0
Intercompany Elimination
Segment Reporting Information [Line Items]
Total revenues	$ (3,551,954)	$ 0	$ (15,044,072)	$ 0